Jul. 17, 2020
PVC Contract Funds Prospectus | Government and High Quality Bond Account
Principal Variable Contracts Funds, Inc.
Supplement dated July 17, 2020
to the Statutory Prospectus dated May 1, 2020
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Delete the second paragraph under Principal Investment Strategies, and replace with the following paragraph:
Under normal circumstances, the Account maintains an average portfolio duration that is within ±50% of the duration of the Bloomberg Barclays Fixed-Rate MBS Index, which as of December 31, 2019 was 3.21 years. The Account is not managed to a particular maturity.